CONVERTIBLE DEBENTURE PAYABLE (Tables)	9 Months Ended
Sep. 30, 2021
RELATED PARTY TRANSACTIONS
Schedule of debenture payable
	September 30, 2021	December 31, 2020
Convertible Debenture Payable with Detached Free-standing Warrant	$3,048,781	$-
Unamortized Debt Discount	(2,608,900)	-

Net Convertible Debenture Payable	$439,881	$-